LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
11.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
	2011	2010
City of Dreams Project Facility	$—	$1,131,805
2011 Credit Facilities	1,014,729	—
Senior Notes (1)	593,166	592,443
RMB Bonds	364,807	—
Deposit-Linked Loan	353,278	—

	$2,325,980	$1,724,248
Current portion of long-term debt	—	(202,997)

	$2,325,980	$1,521,251

City of Dreams Project Facility

On September 5, 2007, Melco Crown Gaming (the “Borrower”) entered into the City of Dreams Project Facility with certain lenders in the aggregate amount of $1,750,000 to fund the City of Dreams project. The City of Dreams Project Facility consisted of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”). The Term Loan Facility would have matured on September 5, 2014 and was subject to quarterly amortization payments (the “Scheduled Amortization Payments”) commencing on December 5, 2010. The Revolving Credit Facility would have matured on September 5, 2012 or, if earlier, the date of repayment, prepayment or cancellation in full of the Term Loan Facility, and had no interim amortization payments. In addition to the Scheduled Amortization Payments, the Borrower was also subject to quarterly mandatory prepayments (the “Mandatory Prepayments”) in respect of the following amounts within certain subsidiaries of the Borrower (together with the Borrower collectively referred to as the “Borrowing Group”) including but not limited to: (i) 50% of the net proceeds of any permitted equity issuance of any member of the Borrowing Group; (ii) the net proceeds of any asset sales; (iii) net termination proceeds paid under the Borrower’s subconcession and certain contracts or agreements; (iv) certain net proceeds or liquidated damages paid; (v) insurance proceeds net of expenses to obtain such proceeds; and (vi) excess cash as defined under a leverage test.

Drawdowns on the Term Loan Facility were subject to satisfaction of conditions precedent specified in the City of Dreams Project Facility agreement, including registration of the land concession and execution of construction contracts, compliance with affirmative, negative and financial covenants and the provision of certificates from technical consultants. The Revolving Credit Facility was to be made available on a fully revolving basis from the date upon which the Term Loan Facility had been fully drawn, to the date that was one month prior to the Revolving Credit Facility’s final maturity date.

The indebtedness under the City of Dreams Project Facility was guaranteed by the Borrowing Group. Security for the City of Dreams Project Facility included: a first-priority mortgage over all land where Altira Macau and City of Dreams are located which are held by subsidiaries of the Company (such mortgages also cover all present and any future buildings on, and fixtures to, the relevant land); an assignment of any land use rights under land concession agreements, leases or equivalent; charges over the bank accounts in respect of the Borrowing Group, subject to certain exceptions; assignment of the rights under certain insurance policies; first priority security over the chattels, receivables and other assets of the Borrowing Group which are not subject to any security under any other security documentation; first priority charges over the issued share capital of the Borrowing Group and equipment and tools used in the gaming business by the Borrowing Group; as well as other customary security.

The City of Dreams Project Facility agreement contained certain affirmative and negative covenants customary for such financings, including, but not limited to, limitations on incurring additional liens, incurring additional indebtedness (including guarantees), making certain investments, paying dividends and other restricted payments, creating any subsidiaries and selling assets.

The City of Dreams Project Facility also required the Borrowing Group to comply with certain financial covenants, including, but not limited to:

•

a consolidated leverage ratio, which cannot exceed 4.50 to 1.00 for the reporting periods ending December 31, 2010, March 31, 2011 and June 30, 2011, cannot exceed 4.00 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011 and March 31, 2012, and cannot exceed 3.75 to 1.00 for the reporting periods ending June 30, 2012 onwards;

•

a consolidated interest cover ratio, which must be greater than or equal to 2.50 to 1.00 for the reporting periods ending December 31, 2010 and March 31, 2011, and must be greater than or equal to 3.00 to 1.00 for the reporting periods ending June 30, 2011 onwards; and

•	a consolidated cash cover ratio, which must be greater than or equal to 1.05 to 1.00 for the reporting periods ending December 31, 2010 onwards.

In addition, there were provisions that limited or prohibited payments of certain dividends and other distributions by the Borrowing Group to the Company. As of December 31, 2010, the net assets of the Borrowing Group of approximately $1,553,000 was restricted from being distributed under the terms of the City of Dreams Project Facility.

In May 2010, the Borrower entered into an amendment agreement to the City of Dreams Project Facility (the “Amendment Agreement”). The Amendment Agreement, among other things, (i) amended the date of the first covenant test date to December 31, 2010; (ii) provided additional flexibility to the financial covenants; (iii) removed the obligation but retained the right to enter into any new interest rate or foreign currency swaps or other hedging arrangements; and (iv) restricted the use of the net proceeds received from the issuance of the Senior Notes of approximately $577,066 to repayment of certain amounts outstanding under the City of Dreams Project Facility, including prepaying the Term Loan Facility in an amount of $293,714 and the Revolving Credit Facility in an amount of $150,352, with the remaining net proceeds in an amount of $133,000 deposited in a bank account that was restricted for use to pay future Scheduled Amortization Payments commencing December 2010 as well as providing for a permanent reduction of the Revolving Credit Facility of $100,000.

Borrowings under the City of Dreams Project Facility bore interest at the London Interbank Offered Rate (“LIBOR”) or Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin of 2.75% per annum until substantial completion of the City of Dreams project, at which time the interest rate was reduced to LIBOR or HIBOR plus a margin of 2.50% per annum. The City of Dreams Project Facility also provided for further reductions in the margin if the Borrowing Group satisfied certain prescribed leverage ratio tests upon completion of the City of Dreams project.

A total of $250,000 short-term deposits were placed by the Borrower in May and September 2009 to replace the $250,000 letters of credit previously provided to support the contingent equity commitment by the major shareholders of the Company, Melco and Crown, which were to be released upon the final completion for the City of Dreams project (or earlier subject to lender determination that the full amount was not required to meet remaining costs) and compliance with other release conditions under the City of Dreams Project Facility.

The Borrower had no draw down on the Term Loan Facility and Revolving Credit Facility during the year ended December 31, 2010. During the year ended December 31, 2009, the Borrower drew down a total of $70,951, which included $12,685 and HK$453,312,004 (equivalent to $58,266) on the Term Loan Facility and a total of $199,740, which included $32,469 and HK$1,301,364,572 (equivalent to $167,271), on the Revolving Credit Facility, respectively.

The Borrower was obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the City of Dreams Project Facility throughout the availability period. Loan commitment fees on the City of Dreams Project Facility amounting to $461 and $2,253 were recognized during the years ended December 31, 2011 and 2009, respectively. During the year ended December 31, 2010, the Borrower recognized a loan commitment fee with credit amount of $3,811, which include a commitment fee of $814 and a reversal of accrual not required of $4,625.

As of December 31, 2010, total outstanding borrowings relating to the City of Dreams Project Facility was $1,131,805. Management believes the Group was in compliance with all covenants of the City of Dreams Project Facility as of December 31, 2010.

In addition to the prepayment of the Term Loan Facility and Revolving Credit Facility in May 2010 in accordance with the Amendment Agreement as described above, during the years ended December 31, 2011 and 2010, the Borrower further repaid $89,158 and $35,693 and prepaid $20,896 and $71,643 of the Term Loan Facility, according to the Scheduled Amortization Payments and the Mandatory Prepayments, respectively. During the year ended December 31, 2011, the Borrower also made voluntary repayments of $7,022 before the amendment to the City of Dreams Project Facility as described below.

2011 Credit Facilities

On June 30, 2011, the City of Dreams Project Facility was further amended pursuant to an amendment agreement entered into among the Borrower and certain lenders under the City of Dreams Project Facility on June 22, 2011. The 2011 Credit Facilities, among other things: (i) reduce the Term Loan Facility to HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) and increase the Revolving Credit Facility to HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”), of which both are denominated in Hong Kong Dollars; (ii) introduce new lenders and remove certain lenders originally under the City of Dreams Project Facility; (iii) extend the repayment maturity date; (iv) reduce and remove certain restrictions imposed by the covenants in the City of Dreams Project Facility; and (v) remove MPEL (Delaware) LLC, a wholly owned subsidiary of the Borrower, from the Borrowing Group (the “2011 Borrowing Group”).

The final maturity date of the 2011 Credit Facilities is June 30, 2016. The 2011 Term Loan Facility will be repaid in quarterly installments according to an amortization schedule commencing on September 30, 2013. Each loan made under the 2011 Revolving Credit Facility will be repaid in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower may make voluntary prepayments in respect of the 2011 Credit Facilities in a minimum amount of HK$160,000,000 (equivalent to $20,566), plus the amount of any applicable break costs. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the 2011 Borrowing Group, including but not limited to: (i) the net proceeds received by any member of the 2011 Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the 2011 Borrowing Group (subject to certain exceptions); (ii) the net proceeds of any asset sale, subject to reinvestment rights and certain exceptions, which are in excess of $15,000; (iii) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2011 Borrowing Group’s land concessions, subject to certain exceptions; (iv) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (v) other insurance proceeds net of expenses to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $15,000.

The indebtedness under the 2011 Credit Facilities is guaranteed by the 2011 Borrowing Group. Security for the 2011 Credit Facilities remains the same as under the City of Dreams Project Facility (although the terms of the associated security documents have been amended for consistency with the 2011 Credit Facilities) except for securities related to MPEL (Delaware) LLC, which have been released.

The 2011 Credit Facilities also contain affirmative and negative covenants customary for financings of this type, with an additional covenant that the 2011 Borrowing Group must not enter into any contracts for the construction or financing of an additional hotel tower in connection with the development of City of Dreams except in accordance with plans approved by the lenders in accordance with the terms of the 2011 Credit Facilities. The 2011 Credit Facilities remove the financial covenants under the City of Dreams Project Facility, and replace them with, without limitation:

•

a leverage ratio, which cannot exceed 3.00 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 2.50 to 1.00 for the reporting periods ending September 30, 2013 onwards;

•

total leverage ratio, which cannot exceed 4.50 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 4.00 to 1.00 for the reporting periods ending September 30, 2013 onwards; and

•	interest cover ratio, which must be greater than or equal to 4.00 to 1.00 for the reporting periods ending September 30, 2011 onwards.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the 2011 Borrowing Group to the Company or persons who are not members of the 2011 Borrowing Group (described in further detail below under “Distribution of Profits”). As of December 31, 2011, the net assets of the 2011 Borrowing Group of approximately $1,896,000 was restricted from being distributed under the terms of the 2011 Credit Facilities.

Borrowings under the 2011 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio in respect of the 2011 Borrowing Group. The Borrower may select an interest period for borrowings under the 2011 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee quarterly in arrears from June 30, 2011 on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period. Loan commitment fee on the 2011 Credit Facilities amounting to $950 was recognized during the year ended December 31, 2011.

The Group accounted for the amendment of the City of Dreams Project Facility as an extinguishment of debt because the applicable future cash flows under the 2011 Credit Facilities are more than 10% different from the applicable future cash flows under the City of Dreams Project Facility as of the amendment date, June 30, 2011. The Group wrote off the unamortized deferred financing costs of $25,193 upon the extinguishment of the City of Dreams Project Facility as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2011 and the 2011 Credit Facilities was recognized at fair value upon the extinguishment. In addition, the Group capitalized the third party fee and related issuance costs in relation to the 2011 Credit Facilities of $29,328 as deferred financing costs.

As of December 31, 2011, the 2011 Term Loan Facility has been fully drawn down and HK$1,653,154,570 (equivalent to $212,488) under the 2011 Revolving Credit Facility has also been drawn down, resulting in total outstanding borrowings relating to the 2011 Credit Facilities of HK$7,894,594,570 (equivalent to $1,014,729). Management believes the Group was in compliance with all covenants of the 2011 Credit Facilities as of December 31, 2011. As of December 31, 2011, HK$1,467,565,430 (equivalent to $188,633) of the 2011 Revolving Credit Facility remains available for future draw down.

Senior Notes

On May 17, 2010, MCE Finance Limited (“MCE Finance”) (formerly known as MPEL Holdings Limited) issued and listed the Senior Notes on the Official List of Singapore Exchange Securities Trading Limited (“SGX-ST”). The purchase price paid by the initial purchasers was 98.671% of the principal amount. The Senior Notes are general obligations of MCE Finance, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The Senior Notes are effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. The Company and MPEL International Limited (together, the “Senior Guarantors”), fully and unconditionally and jointly and severally guaranteed the Senior Notes on a senior secured basis. Certain other indirect subsidiaries of MCE Finance, including Melco Crown Gaming (together with the Senior Guarantors, the “Guarantors”), fully and unconditionally and jointly and severally guaranteed the Senior Notes on a senior subordinated secured basis. Upon entering of the 2011 Credit Facilities, the guarantees provided under the Senior Notes were amended with the principal effect being that claims of noteholders under the Senior Notes against subsidiaries of MCE Finance that are obligors under the 2011 Credit Facilities will rank equally in right of payment with claims of lenders under the 2011 Credit Facilities. The Senior Notes mature on May 15, 2018. Interest on the Senior Notes is accrued at a rate of 10.25% per annum and is payable semi-annually in arrears on May 15 and November 15 of each year, commencing on November 15, 2010.

The net proceeds from the offering after deducting the original issue discount of approximately $7,974 and underwriting commissions and other expenses of approximately $14,960 was approximately $577,066. The Group used the net proceeds from the offering to reduce the indebtedness under the City of Dreams Project Facility by approximately $444,066 and deposited the remaining $133,000 in a bank account that was restricted for use to pay future City of Dreams Project Facility Scheduled Amortization Payments commencing December 2010. The restriction was released upon the amendment of the City of Dreams Project Facility on June 30, 2011 as described above. The Senior Notes have been reflected net of discount under long-term debt in the consolidated balance sheets.

At any time after May 15, 2014, 2015 and 2016 and thereafter, MCE Finance may redeem some or all of the Senior Notes at the redemption prices of 105.125%, 102.563% and 100.000%, respectively, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2014, MCE Finance may redeem all or part of the Senior Notes at the redemption price set forth in the related prospectus plus the applicable “make-whole” premium described in the related prospectus plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2013, MCE Finance may redeem up to 35% of the principal amount of the Senior Notes with the net cash proceeds from one or more certain equity offerings at the redemption price of 110.25% of the principal amount of the Senior Notes, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. In addition, subject to certain exceptions and as more fully described in the related prospectus, MCE Finance may redeem the Senior Notes in whole, but not in part, at a price equal to 100% of their principal amount plus accrued interest and unpaid interest, additional amounts and liquidated damages, if any, to the date fixed by MCE Finance for redemption, if MCE Finance or any Guarantor would become obligated to pay certain additional amounts as a result of certain changes in withholding tax laws or certain other circumstances. MCE Finance may also redeem the Senior Notes if the gaming authority of any jurisdiction in which the Company, MCE Finance or any of their respective subsidiaries conducts or proposes to conduct gaming requires holders or beneficial owners of the Senior Notes to be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required period or is found unsuitable.

The indenture governing the Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries’ ability to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2011, MCE Finance was in compliance with each of the financial restrictions and requirements.

MCE Finance has entered into a registration rights agreement whereby MCE Finance has registered the notes to be issued in an exchange offer for the Senior Notes with the U.S. Securities and Exchange Commission in August 2010 and with further amendments filed in October and November 2010 in connection with the exchange offer, which registration statement was effective on November 12, 2010.

The Group capitalized the underwriting fee and related issuance costs in relation to the Senior Notes of $14,585 as deferred financing costs.

RMB Bonds

On May 9, 2011, the Company issued and listed the RMB Bonds of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) on SGX-ST. The RMB Bonds were priced at par. The RMB Bonds are direct, general, unconditional, unsubordinated and unsecured obligations of the Company, which will at all times rank equally without any preference or priority among themselves and at least equally with all of the Company’s other present and future unsecured and unsubordinated obligations, save for such obligations as may be preferred by provisions of law that are both mandatory and of general application. The RMB Bonds mature on May 9, 2013 and the interest on the RMB Bonds is accrued at a rate of 3.75% per annum and is payable semi-annually in arrears on May 9 and November 9 of each year, commencing on November 9, 2011.

At any time after May 9, 2012, the Company may redeem in whole, but not in part, the RMB Bonds at the principal amount, together with accrued interest. The Company may also redeem the RMB Bonds in whole, but not in part, at the principal amount together with accrued interest in the event that: i) as a result of any change in the laws of the Cayman Islands or any political subdivision or any authority thereof or therein having power to tax, or any change in the application or official interpretation of such law or regulation after May 9, 2011, the Company satisfies the trustee that the Company has or will be required to pay additional amounts in respect of the RMB Bonds and such obligation cannot be avoided by taking reasonable measures available to the Company; ii) if at any time the gaming authority of any jurisdiction in which the Company and its subsidiaries conducts or proposes to conduct gaming requires that a person who is a holder or beneficial owner of the RMB Bonds be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required period or is found unsuitable; or iii) if immediately before giving such notice, at least 90% in principal amount of the RMB Bonds originally issued, including any further bonds issued prior to the time of the notice, has already been previously redeemed, or purchased and cancelled.

The indenture governing the RMB Bonds contains certain negative pledge and financial covenants, providing that the Company shall not create or permit to subsist any security interest upon the whole or any part of the Company’s present or future undertaking, assets or revenues to secure any relevant indebtedness or guarantee of relevant indebtedness without: (i) at the same time or prior thereto securing the RMB Bonds equally and rateably therewith to the satisfaction of the trustee under the RMB Bonds; or (ii) providing such other security for the RMB Bonds as the trustee may in its absolute discretion consider to be not materially less beneficial to the interests of the holders of the RMB Bonds or as may be approved by an extraordinary resolution of bondholders. In addition, the Company is also required to comply with certain financial covenants, including maintaining a specified consolidated tangible net worth not to be less than $1,000,000 and a maximum leverage ratio not to exceed 2.50:1.00.

The Company capitalized the underwriting fee and related issuance costs in relation to the RMB Bonds of $6,619 as deferred financing costs. Management believes the Company was in compliance with all covenants of the RMB Bonds as of December 31, 2011.

Deposit-Linked Loan

On May 20, 2011, the Company entered into the Deposit-Linked Loan with a lender in an amount of HK$2,748,500,000 (equivalent to $353,278 based on exchange rate on transaction date), which was secured by a deposit in an amount of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) from the proceeds of the RMB Bonds as described above. The Deposit-Linked Loan matures on May 20, 2013 or, if earlier, at any time with 30 days’ prior notice given to the lender, the Company may prepay the whole or any part of not less than HK$500,000,000 (equivalent to $64,267) of the Deposit-Linked Loan outstanding. The Deposit-Linked Loan bears interest at a rate of 2.88% per annum and is payable semi-annually in arrears on May 8 and November 8 of each year, commencing on November 8, 2011. On the same date, the Company entered into two RMB forward exchange rate contracts in an aggregate amount of RMB52,325,000 (approximately $8,000) for settlement of the RMB Bonds interest payable on November 9, 2011 at a rate of RMB1:HK$1.2096 and May 9, 2012 at a rate of RMB1:HK$1.2187. During the year ended December 31, 2011, one of the RMB forward contracts was settled on November 9, 2011 and as of December 31, 2011, the fair value of the remaining forward exchange rate contract of $7 was recorded as forward exchange rate contract receivable and included in prepaid expenses and other current assets.

The Company capitalized the underwriting fee and related issuance costs in relation to the Deposit-Linked Loan of $800 as deferred financing costs. As of December 31, 2011, the RMB Bonds proceeds held as a security deposit of RMB2,300,000,000 (equivalent to $364,807), required to be set aside for the duration of this debt were recorded as non-current restricted cash in the consolidated balance sheets.

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2011	2010	2009
Interest for City of Dreams Project Facility *	$13,269	$39,157	$50,824
Interest for 2011 Credit Facilities *	13,731	—	—
Interest for Senior Notes **	61,500	38,438	—
Amortization of discount in connection with issuance of
Senior Notes **	723	417	—
Interest for RMB Bonds *	8,647	—	—
Interest for Deposit-Linked Loan *	6,300	—	—

	$104,170	$78,012	$50,824
Interest capitalized (Note 2(i))	(3,157)	(11,823)	(37,374)

	$101,013	$66,189	$13,450

*	Long-term debt repayable within five years

**	Long-term debt repayable after five years

During the years ended December 31, 2011, 2010 and 2009, the Group’s average borrowing rates were approximately 5.50%, 6.71% and 5.73% per annum, respectively.

Scheduled maturities of the long-term debt as of December 31, 2011 are as follows:

Year ending December 31,
2012	$—
2013	846,444
2014	256,717
2015	256,717
2016	372,936
Over 2016 (2)	593,166

$2,325,980

The long-term debt are repayable as follows:

	December 31,
	2011	2010
Within one year or on demand	$—	$202,997
More than one year, but not exceeding two years	846,444	294,383
More than two years, but not exceeding five years	886,370	634,425
More than five years (1)	593,166	592,443

	$2,325,980	$1,724,248
Less: Amounts due within one year shown under current liabilities	—	(202,997)

	$2,325,980	$1,521,251

Notes

(1)	Net of unamortized issue discount for the Senior Notes of approximately $6,834 and $7,557 as of December 31, 2011 and 2010, respectively.

(2)	Net of unamortized issue discount for the Senior Notes of approximately $6,834 as of December 31, 2011.